UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21601

PIMCO Floating Rate Strategy Fund
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105
(Address of principal executive offices) (Zip code)

Brian S. Shlissel - 1345 Avenue of the Americas, New York, New York 10105
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-739-3371

Date of fiscal year end: August 31, 2005

Date of reporting period: February 28, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e -1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Report to Shareholder

PIMCO Floating Rate
Strategy Fund

Semi-Annual Report
February 28, 2005

PFN THE NEW YORK STOCK EXCHANGE	Contents

	Letter to Shareholders	1

	Performance Summary & Statistics	2

	Schedule of Investments	3-11

	Statement of Assets and Liabilities	12

	Statement of Operations	13

	Statement of Changes in Net Assets	14

	Statement of Cash Flows	15

	Notes to Financial Statements	16-24

	Financial Highlights	25

PIMCO Floating Rate Strategy Fund Letter to Shareholders

April 16, 2005

Dear Shareholder:

We are pleased to provide you with the initial financial report of the PIMCO Floating Rate Strategy Fund (the “Fund”) for the period October 29, 2004 (commencement of operation) through February 28, 2005.

Please refer to the following page for specific Fund information. If you have any questions regarding the information provided, we encourage you to contact your financial advisor or call the Fund’s Transfer Agent at 1-800-331-1710. Furthermore, note that a wide range of information and resources can be accessed through our Web site, www.allianzinvestors.com.

Together with Allianz Global Investors Fund Management LLC (formerly, PA Fund Management LLC), the Fund’s investment manager and Pacific Investment Management Company LLC, the Fund’s sub-adviser, we thank you for investing with us. We remain dedicated to serving your investment needs.

Sincerely,

Robert E. Connor	Brian S. Shlissel
Chairman	President & Chief Executive Officer

| 2.28.05 | PIMCO Floating Rate Strategy Fund Semi-Annual Report 1

PIMCO Floating Rate Strategy Fund Performance Summary & Statistics
February 28, 2005 (unaudited)

Symbol:	Primary Investments:	Inception Date:
PFN	Floating rate debt instruments,	October 29, 2004
substantial portion of which
Objective:	will be senior floating rate	Total Net Assets(1):
Seeks high current income,	loans.	$1.273 billion
consistent with the
preservation of capital.		Portfolio Managers:
Raymond G. Kennedy
Jason R. Rosiak

		Net Asset
		Value
Total Return(2) :	Market Price	(“NAV”)

Commencement of Operations (10/29/04) to 2/28/05	(0.85)%	1.70%

Common Share Market Price/NAV Performance:
Commencement of Operations (10/29/04) to 2/28/05

Market Price/Net Asset Value:

Market Price	$19.54

Net Asset Value	$19.14

Premium to NAV	2.09%

Market Price Yield(3)	5.91%

Moody's Ratings as a % of Total Investments

(1) Inclusive of net assets attributable to Preferred Shares outstanding.

(2) Past performance is no guarantee of future results. Total return is calculated by subtracting the value of an investment in the Fund at the beginning of each specified period from the value at the end of the period and dividing the remainder by the value of the investment at the beginning of the period and expressing the result as a percentage. The calculation assumes that all income distributions have been reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized.

An investment in the Fund involves risk, including the loss of principal. Total return, price, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is total assets applicable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(3) Market Price Yield is determined by dividing the annualized current monthly per share dividend to common shareholders by the market price per common share at February 28, 2005.

2 PIMCO Floating Rate Strategy Fund Semi-Annual Report | 2.28.05 |

PIMCO Floating Rate Strategy Fund Schedule of Investments
February 28, 2005 (unaudited)

Principal
Amount
(000)		Value

SENIOR LOANS (a) (b) (c)—52.5%
	Advertising—0.7%
$9,500	Advertising Direct Soutions, 4.72%, 11/9/11, Term B	$9,638,538

	Aerospace—0.5%
6,830	K & F Industries, Inc., 5.12%-7.75%, 11/18/12, Term B	6,953,872

	Apparel & Textiles—0.3%
3,000	Simmons & Co., 4.75%-7.00%, 12/19/11, Term C	3,056,250
1,000	Simmons & Co., 7.00%, 6/19/12	1,022,083

		4,078,333

	Automotive Products—3.8%
3,244	Cooper Standard Automotive, Inc., 4.75%, 12/23/11, Term B	3,293,596
5,218	Cooper Standard Automotive, Inc., 4.75%, 12/23/11, Term C	5,298,394
9,020	Federal Mogul Corp., 12/8/11, Term B (d)	9,109,804
980	Federal Mogul Corp., 12/8/11, Term C (d)	995,098
2,000	Goodyear Tire & Rubber Co., 3/31/06 (d)	2,000,000
3,000	Goodyear Tire & Rubber Co., 9/30/07, Term B (d)	3,025,314
1,947	Plastech Engineered Products, Inc., 5.31%, 2/12/10, Term B	1,947,183
8,510	Polypore International Inc., 4.92%, 11/12/11, Term B	8,616,066
6,000	TRW Automotive, Inc., 3.88%, 10/31/10, Term E	6,041,250
8,500	TRW Automotive, Inc., 4.38%, 12/17/11, Term B	8,551,357
2,746	Volkswagon International, Inc., 5.17%, 4/7/11, Term B	2,797,831

		51,675,893

	Building/Construction—0.4%
5,473	Nortek, 4.62%—7.75%, 8/24/11	5,571,478

	Chemicals—3.7%
4,500	Brenntag AG., 5.88%, 2/27/12, Term B2	4,582,499
7,878	Celanese AG, 2.56%-2.63%, 4/11/11-7/11/11,Term B	8,045,081
1,388	Hercules, Inc., 3.97%-4.31%, 10/8/10, Term B	1,406,441
6,460	Huntsman International LLC, 5.13%, 12/30/10, Term B	6,583,968
3,992	Innophos Inc., 5.22%, 8/15/11, Term B	4,061,767
3,549	Kraton Polymers Group, 4.63%-5.75%, 12/2/09, Term	3,610,264
7,985	Lyondell Citgo, 3.59%-3.67%, 5/21/07-5/30/07, Term B	8,074,793
2,000	Mosaic Co., 2/18/12, Term B (d)	2,024,166
8,800	Nalco Co., 4.53%-4.92%, 11/1/10, Term B	8,974,777
3,000	PQ Corp., 2/11/12, Term B (d)	3,054,375

		50,418,131

	Computer Software—0.4%
997	UGS Solutions, Inc., 6.75%, 5/26/11, Term B	1,015,573
4,250	UGS Solutions, Inc., 5/26/11, Term C (d)	4,327,031

		5,342,604

	Consumer Products—1.8%
10,500	Jarden Corp., 6.25%, 1/21/12, Term B	10,672,809
6,500	Rayovac Corp., 4.84%-5.02%, 2/6/12-2/7/12, Term B	6,631,014
6,050	Revlon, Inc., 8.52%-8.84%, 7/9/10-7/31/10, Term	6,324,773

		23,628,596

| 2.28.05 | PIMCO Floating Rate Strategy Fund Semi-Annual Report 3

PIMCO Floating Rate Strategy Fund Schedule of Investments
February 28, 2005 (unaudited)

Principal
Amount
(000)		Value

	Containers—2.3%
$8,500	Graham Packaging Co., 5.00%-5.13%, 9/15/11-10/7/11, Term B	$8,665,750
3,978	Horizon Lines Holding LLC, 5.39%, 7/7/11, Term 29Z	4,027,225
2,494	Intertape Polymer Group, Inc., 4.81%-4.96%, 7/28/11, Term B	2,543,625
1,492	Solo Cup Co., 5.05%-5.19%, 2/27/11, Term B	1,522,779
1,528	Stone Container Corp., 2.21%, 11/1/10	1,554,129
9,073	Stone Container Corp., 4.44%-4.69%, 11/1/10-11/1/11, Term B	9,228,269
3,758	Stone Container Corp., 4.44%-4.625%, 11/1/10-11/1/11, Term C	3,808,923

		31,350,700

	Diversified Manufacturing—0.4%
5,000	Invensys plc, 7.34%, 12/30/09	5,146,875

	Drugs & Medical Products—0.8%
265	Warner Chilcott plc, 6/30/06-1/4/12, Term (d)	267,833
1,149	Warner Chilcott plc, 5.34%, 1/18/12	1,161,461
6,173	Warner Chilcott plc, 5.34%, 1/18/12, Term B	6,239,311
2,487	Warner Chilcott plc, 5.34%, 1/18/12, Term C	2,514,138

		10,182,743

	Electronics—0.5%
6,800	Amphenol Corp., 3.94%-4.27%, 5/6/10, Term B1	6,899,878

	Energy—2.1%
5,734	Foundation Coal Holdings, Inc., 4.56%-4.78%, 7/30/11, Term B	5,833,671
12,177	Headwaters, Inc., 5.92%-7.75%, 4/30/11, Term B	12,354,854
3,063	NRG Energy, Inc., 12/24/11 (d)	3,107,672
6,438	NRG Energy, Inc., 12/24/11, Term B (d)	6,532,453

		27,828,650

	Entertainment—0.2%
2,789	Warner Music Group, Inc., 4.97%-5.37%, 2/27/11, Term B	2,837,442

	Finance—1.4%
9,792	Affinia Group, 5.44%, 11/30/11, Term B	9,956,281
8,675	Refco Group Ltd., 5.37%, 8/05/11, Term B	8,797,785

		18,754,066

	Food & Beverage—0.4%
2,643	Commonwealth Brands Inc., 5.94%, 8/28/07, Term B	2,685,590
3,000	Del Monte Corp., 0.00%, 2/8/12, Term B (d)	3,039,750

		5,725,340

	Funeral Service—0.6%
8,418	Alderwoods Group, Inc., 3.73%-5.08%, 9/17/08-9/17/09, Term B	8,570,078

	Health & Hospitals—2.6%
776	Advanced Medical Optics Inc., 4.59%, 6/30/09	784,943
7,983	Ardent Health, Inc., 4.80%, 8/15/11, Term B	8,094,758
7,992	Community Health Systems Inc., 4.64%, 8/19/11, Term B	8,093,030
3,962	Davita, Inc. 3.87%-4.85%, 6/23/09, Term B1	3,977,073
8,100	PacifiCare Health Inc., 4.06%-4.25%, 12/17/08	8,172,139
2,673	Triad Hospitals Inc., 4.67%, 3/31/07, Term A	2,688,575
3,461	Triad Hospitals Inc., 4.92%, 9/30/08, Term B	3,523,487

		35,334,005

4 PIMCO Floating Rate Strategy Fund Semi-Annual Report | 2.28.05 |

PIMCO Floating Rate Strategy Fund Schedule of Investments
February 28, 2005 (unaudited)

Principal
Amount
(000)		Value

	Hotels/Gaming—1.9%
$4,573	Aladdin Gaming, 8/31/10, Term A (d)	$4,550,437
94	Aladdin Gaming, 8/31/10, Term B (d)	93,624
2,500	Ameristar Casinos Inc., 4.38%, 12/20/06, Term B1	2,541,668
9,318	Choctaw Resort Development Enterprise Inc., 4.39%-4.89%, 11/4/11, Term B	9,469,683
464	Penn National Gaming, 4.00%, 9/1/07, Term D	466,320
829	Venetian Casino, 2/22/12, Term B (d)	843,154
2,761	Warmu, 5.13%, 2/27/11	2,808,925
5,000	Wynn Resorts Ltd., 4.75%-4.81%, 12/14/11, Term B	5,086,720

		25,860,531

	Machinery—0.4%
5,662	Agco Corp., 4.47%-4.55%, 1/31/06, Term B	5,766,588

	Manufacturing—0.6%
3,000	Hexcel, 3/1/12 (d)	3,046,875
1,811	Reddy Ice Group, Inc., 5.17%, 8/15/09	1,823,995
2,634	SPX Corp., 4.69%, 9/30/09, Term B1	2,650,827

		7,521,697

	Measuring Instruments—0.5%
6,082	Dresser, Inc., 4.56%, 10/29/09, Term B	6,195,727

	Metals & Mining—0.8%
6,822	Novelis, Inc., 4.50%, 12/30/11, Term B	6,936,386
3,928	Novelis, Inc., 4.50%, 12/30/11, Term B2	3,993,677

		10,930,063

	Multi-Media—3.6%
1,250	Atlantic Broadcast Inc., 5.69%, 7/30/11, Term B	1,276,562
15,510	Charter Communication, Inc. 5.89%-5.98%, 4/27/11, Term B	15,589,213
2,826	DirecTV Holdings LLC, 4.59%, 3/6/10, Term B2	2,871,252
7,926	Insight Midwest Holdings LLC., 5.44%, 12/31/09, Term B	8,073,555
8,000	Olympus Cable Holdings LLC., 9/30/10, Term B (d)	7,967,504
4,773	Primedia, Inc., 5.38%, 6/30/09,Term B	4,778,626
2,488	Primedia, Inc., 6.88%, 12/31/09, Term C	2,540,359
4,600	Thompson Media, 4.69%, 11/8/11, Term B	4,663,250

		47,760,321

	Office Equipment—0.3%
4,000	Xerox Corp., 4.42%, 9/30/08, Term B	4,046,876

	Oil & Gas—3.2%
9,500	El Paso Corp., 4.96%, 11/22/09, Term	9,664,027
21,762	El Paso Corp., 5.44%, 11/22/09, Term B,	22,170,546
5,365	Kinetics Concepts, Inc., 4.31%, 7/14/10, Term B	5,419,126
1,000	Premcor Refining Group, Inc., 4.44%,4/26/09, Term C	1,014,375
4,992	Universal Compression, Inc., 4.34%, 12/8/11, Term B	5,070,440

		43,338,514

	Paper Products—0.8%
2,000	Appleton Papers Inc., 4.33%-4.79%, 6/9/10-6/11/10	2,023,750
8,508	Boise Cascade LLC, 4.94%, 10/29/11, Term B	8,674,249

		10,697,999

| 2.28.05 | PIMCO Floating Rate Strategy Fund Semi-Annual Report 5

PIMCO Floating Rate Strategy Fund Schedule of Investments
February 28, 2005 (unaudited)

Principal
Amount
(000)		Value

	Printing/Publishing—1.9%
$1,966	Dex Media East LLC, 4.18%-4.38%, 5/8/09-9/9/10, Term A	$1,993,702
2,243	Dex Media East LLC, 4.18%, 5/8/09, Term B1	2,276,208
6,186	Dex Media West LLC, 4.38%, 9/9/10, Term B	6,278,851
1,628	Readers Digest Association, Inc., 4.55%, 5/20/08, Term B	1,650,846
12,383	RH Donnelley Corp., 4.24%-4.69%, 6/30/11, Term D	12,585,640

		24,785,247

	Real Estate—1.2%
9,957	General Growth Properties Inc., 4.84%, 11/12/07, Term A	10,057,460
6,000	General Growth Properties Inc., 4.84%, 11/12/08, Term B	6,100,566

		16,158,026

	Recreation—1.2%
8,982	Loews Cineplex Inc., 4.81%,-5.00%, 7/8/11-7/22/11	9,138,292
3,995	Six Flags Theme Parks, Inc., 5.09%, 6/30/09, Term B	4,066,897
3,000	Worldspan LP., 7.25%, 2/16/10, Term B	3,018,750

		16,223,939

	Retail—1.3%
8,455	Dominos Inc., 4.31%, 6/25/10, Term B	8,593,968
8,970	Jean Coutu Group, Inc., 5.00%, 7/30/11	9,140,248

		17,734,216

	Semi-conductors—0.4%
5,000	On Semiconductor Corp., 5.56%, 12/3/11, Term G	5,071,875

	Telecommunications—7.4%
2,500	Alliance Atlantis Communications Inc., 4.40%, 10/19/11, Term B	2,540,625
3,000	American Towers LP., 4.23%, 8/31/11, Term B	3,043,827
5,000	American Towers LP., 4.52%, 8/28/11, Term A	5,038,750
3,383	Centennial Cellular Communications Corp., 2/9/11, Term B (d)	3,441,737
5,547	Centennial Cellular Communications Corp, 4.42%-5.14%, 1/20/11, Term B	5,644,448
2,000	Consolidated Communication Inc., 10/14/11, Term D (d)	2,025,000
2,420	Inmarsat Ventures plc., 5.50%, 10/10/10, Term B	2,432,517
2,425	Inmarsat Ventures plc., 6.00%, 10/10/11, Term C	2,446,820
4,750	Intelsat Bermuda Ltd., 4.44%, 7/06/11, Term B	4,827,929
1,960	Mediacomm Communications Corp., 4.06%-4.33%, 3/31/10, Term A	1,941,925
8,460	Mediacomm Communications Corp., 4.94%-5.34%, 9/34/10, Term B	8,589,093
8,858	New Skies Satellite NV, 5.125%-5.19%, 5/2/10, Term B	8,950,669
5,926	Panamsat Corp., 5.09%, 8/20/09, Term A1	5,970,125
2,794	Panamsat Corp. Inc., 5.09%, 8/20/09, Term A2	2,814,917
2,550	Telewest Global Inc., 4.89%, 11/2/12, Term B2	2,583,469
1,950	Telewest Global Inc., 5.39%, 11/2/12, Term C2	1,977,218
4,000	Qwest Corp., 6.95%, 6/30/10, Term B	4,139,644
18,500	Qwest Corp., 7.39%, 6/30/07, Term A	19,305,046
5,000	Valor Telecommnications Inc., 4.60%-6.50%, 2/15/12, Term B	5,088,540
1,897	Western Wireless Corp., 4.72%-5.10%, 5/28/10, Term A	1,909,053
4,982	Western Wireless Corp., 5.57%-5.71%, 5/30/11, Term B	5,024,536

		99,735,888

6 PIMCO Floating Rate Strategy Fund Semi-Annual Report | 2.28.05 |

PIMCO Floating Rate Strategy Fund Schedule of Investments
February 28, 2005 (unaudited)

Principal
Amount
(000)			Value

	Utilities—3.0%
$ 8,938	AES Corp., 5.25%-5.57%, 4/30/08-8/10/11, Term B		$9,146,153
8,186	Allegheny Energy, Inc., 4.76%-7.25%, 3/8/11, Term B1		8,367,564
553	Edison Midwest Generation, 5.81%, 4/27/11, Term B		562,334
1,876	Midwest Generation LLC, 5.81%, 4/27/11, Term B		1,906,598
20,500	Reliant Resources Inc., 5.00%-5.07%, 12/22/10		20,838,619

			40,821,268

	Waste Disposal—1.1%
14,365	Allied Waste North America Inc., 5.15%-5.52%,
	1/15/10-4/30/10, Term B		14,414,202

	Total Senior Loans (cost—$702,926,201)		707,000,199

		Credit Rating
CORPORATE BONDS & NOTES (g) —14.4%		(Moody’s/S&P)
	Air-Conditioning — 0.3%
4,250	Goodman Global Holdings Inc., 5.76%, 6/15/05 (e) (f)	B3/B-	4,377,500

	Airlines—0.5%
4,000	Jetblue Airways Corp., pass thru certificates, 5.89%,
	5/16/05 Ser. 04-2 (f)	Ba1/NR	4,007,180
2,300	Jetblue Airways Corp., pass thru certificates, 6.74%,
	3/15/05 Ser. 04-1(f)	Ba1/BB+	2,367,286

			6,374,466

	Financing—1.4%
5,750	Borden US Finance Corp., 7.41%, 4/15/05 (f)	B3/B-	5,972,813
3,000	General Motors Acceptance Corp., 3.695%, 5/18/05 (f)	Baa1/BBB-	3,001,515
5,000	General Motors Acceptance Corp., 4.56%, 3/1/05 (f)	Baa1/BBB-	4,805,940
812	Indosuez Capital Funding III, 3.175%, 6/30/05 (e) (f)	Aa3/NR	813,404
4,861	Simsbury CLO Ltd., 2.71%, 3/24/05 (e) (f) (h)	Aaa/AAA	4,832,919

			19,426,591

	Health & Hospitals—0.4%
5,000	HCA, Inc., 5.25%, 11/6/08	Ba2/BB+	5,045,315

	Miscellaneous— 0.7%
10,000	Dow Jones CDX., 7.75%, 12/29/09, Ser. 3-1 (e)	B3/NR	10,125,000

	Multi-Media— 2.2%
7,000	Cablevision Systems Corp., 6.67%, 4/1/05 (f)	B3/B+	7,840,000
6,000	CCO Holdings LLC, 6.62%, 3/15/05 (f)	B3/CCC-	6,000,000
2,000	CCO Holdings LLC, 8.75%, 11/15/13	B3/CCC-	2,075,000
8,000	Charter Communication Holdings II., 10.25%, 9/15/10	Caa1/CCC-	8,490,000
4,500	Universal City Florida Holdings, 7.492%, 5/13/05 (f)		4,736,250

			29,141,250

	Oil & Gas—0.2%
2,500	Gaz Capital SA, 9.125%, 4/25/07	Baa3/BB-	2,725,750

	Paper Products—1.2%
5,000	Abitibi-Consolidated Inc., 5.99%, 3/15/05 (f)	Ba3/BB-	5,175,000
2,000	Abitibi-Consolidated Inc., 7.875%, 8/1/09	Ba3/BB-	2,070,000
8,000	Boise Cascade LLC, 5.54%, 4/15/05 (f)	B1/B+	4,150,000
4,000	Bowater Inc., 5.49%, 3/15/05 (f)	Ba3/BB	4,150,000

			15,545,000

| 2.28.05 | PIMCO Floating Rate Strategy Fund Semi-Annual Report 7

PIMCO Floating Rate Strategy Fund Schedule of Investments
February 28, 2005 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value

	Semi-conductors—0.6%
$ 2,750	Freescale Semiconductor, Inc., 5.41%, 4/15/05 (f)	Ba2/BB+	$2,884,063
5,500	Magnachip Semiconductor Inc., 5.76%, 3/15/05 (e) (f)	Ba3/B+	5,692,500

			8,576,563

	Telecommunications—6.9%
5,000	Dobson Cellular Systems Inc., 7.4925%, 5/3/05 (f)	B2/B-	5,300,000
8,499	Echostar DBS Corp., 5.81%, 4/1/05 (f)	Ba3/BB-	8,796,465
5,425	Intelsat Bermuda Ltd., 7.81%, 7/15/05 (e) (f)	B2/B+	5,601,313
20,500	MCI, Inc., 5.91%-6.69%, 5/1/07-5/1/09	B2/B+	21,075,000
2,000	New Skies Satellites NV, 7.4375%, 5/3/05 (e) (f)	B3/B-	2,107,500
5,000	Quest Capital Funding, Inc., 7.90%, 8/15/10	Caa2/B	5,037,500
25,650	Quest Communications International, 6.29%, 5/15/05 (f)	B3/B	26,291,250
7,750	Rogers Wireless, Inc., 5.525%, 3/15/05 (f)	Ba3/BB	8,215,000
3,500	Rural Cellular Corp., 6.99%, 3/15/05 (f)	B2/B-	3,692,500
5,820	Time Warner Telecom Holdings Inc., 6.79%, 5/16/05 (f)	B1/B	6,067,350

			92,183,878

	Total Corporate Bonds & Notes (cost—$191,581,347)		193,521,313

ASSET-BACKED SECURITIES (f) (g)—7.3%
2,712	Accredited Mortgage Loan Trust, 2.80%, 3/25/05	Aaa/AAA	2,715,487
4,443	Amortizing Residential Collateral Trust, 2.74%, 3/25/05	Aaa/AAA	4,445,036
3,654	Amortizing Residential Collateral Trust, 3.13%, 3/25/05	Aaa/AAA	3,675,310
2,487	Argent Securities Inc. 2.76%, 3/25/05	Aaa/AAA	2,488,896
5,540	Asset Backed Securities Corp., Home Equity Loan Trust.,
	2.81%, 3/25/05	Aaa/AAA	5,545,342
6,606	Bear Stearns Asset Backed Securities, Inc. 2.82%, 3/25/05	Aaa/AAA	6,602,483
9,872	Bear Stearns Asset Backed Securities, Inc. 3.10%, 3/25/05	Aaa/AAA	9,909,543
4,254	Chase Funding Loan Acquisition Trust 2.98%, 3/25/05	Aaa/AAA	4,265,956
6,068	CIT Group Home Equity Loan Trust, 2.92%, 3/25/05	Aaa/AAA	6,080,478
10,000	Conseco Finance Securitizations Corp., 6.09%, 9/1/33	Ba1/B-	10,207,846
11,176	Countrywide Asset-Backed Certificates., 2.80%, 3/25/05	Aaa/AAA	11,182,304
897	Credit Based Asset Trust, 2.99%, 3/25/04	Aaa/AAA	899,694
6,806	Fremont Home Loan Trust, 2.81%, 3/25/05	Aaa/AAA	6,569,906
4,056	GSAMP Trust, 2.80%, 3/25/05	Aaa/NR	4,058,444
5,323	Indymac Home Equity Asset-Backed Trust, 2.81%, 3/25/05	Aaa/AAA	5,326,217
6,139	Long Beach Mortgage Loan Trust, 2.97%, 3/25/05	Aaa/AAA	6,152,936
4,371	Salomon Brothers Mortgage Securities VII, 2.95%, 3/25/05	NR/AAA	4,382,304
3,483	Wells Fargo Home Equity Trust, 2.81%, 3/25/05	Aaa/AAA	3,486,082

	Total Asset-Backed Securities (cost—$97,933,284)		97,994,264

MORTGAGE-RELATED SECURITIES (f) (g)—3.5%
18,844	Countrywide Home Loans, 2.94%-2.99%, 3/25/05	Aaa/AAA	18,857,401
6,332	Master Adjustable Rate Mortgage Trust, 3.79%, 3/1/05	Aaa/AAA	6,333,351
21,900	Washington Mutual, 2.96%-2.97%, 3/25/05	Aaa/AAA	21,908,785

	Total Mortgage-Related Securities (cost—$47,083,375)		47,099,537

8 PIMCO Floating Rate Strategy Fund Semi-Annual Report | 2.28.05 |

PIMCO Floating Rate Strategy Fund Schedule of Investments
February 28, 2005 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value

SOVEREIGN DEBT OBLIGATIONS (g)—3.4%
	Brazil—3.4%
$17,647	Federal Republic of Brazil, 3.125%, 4/15/05, (f)	B1/BB+	$17,205,014
26,712	Federal Republic of Brazil, 8.00%-11.00%, 4/15/14-8/17/40	B1/BB+	28,773,875

	Total Sovereign Debt Obligations (cost—$44,889,861)		45,978,889

PREFERRED STOCK (g)—0.1%
Shares

29,485	Fannie Mae, 7.00%, 3/31/05 (cost—$1,474,250)	Aa3/AA-	1,656,467

SHORT-TERM INVESTMENTS—18.9%
Principal
Amount
(000)

CERTIFICATES OF DEPOSIT—4.5%
	Banking—4.5%
$31,800	Bank of America NA, 2.26%-2.48%, 3/9/05-4/6/05	P-1/A-1+	31,800,000
14,100	Citigroup, Inc., 2.47%, 3/29/05	P-1/A-1+	14,100,000
14,900	HSBC Bank USA, 2.34%, 3/23/05	P-1/A-1+	14,900,000

	Total Certificates of Deposits (cost—$60,800,000)		60,800,000

COMMERCIAL PAPER (g)—6.3%
	Conglomerates—1.5%
20,500	General Electric Capital Corp., 2.32%-2.34%, 2/24/05-3/22/05	P-1/A-1+	20,472,018

	Finance—2.8%
38,200	UBS Finance, Inc., 2.725%-2.79%, 6/1/05-6/15/05	P-1/A-1+	37,881,400

	Oil & Gas—2.0%
26,800	TotalFinaElf Capital plc, 2.59%, 3/1/05	P-1/A-1+	26,800,000

	Total Commercial Paper (cost—$85,162,723)		85,153,418

CORPORATE NOTES (g)—1.0%
	Financial Services—0.6%
8,500	Ford Motor Credit Co., 7.60%, 8/1/05	A3/BBB-	8,637,862

	Hotels/Gaming—0.0%
320	Park Place Entertainment Corp., 7.875%, 12/15/05	Ba2/BB-	330,400

	Multi-Media—0.4%
4,000	Rogers Cable Systems Ltd., 10.00%, 3/15/05 Ser. B	Ba3/BB+	4,040,000
775	Smurfit Capital Funding plc., 6.75%, 11/20/05	B1/BB-	790,500

			4,830,500

	Total Corporate Notes (cost—$13,786,440)		13,798,762

SOVEREIGN DEBT OBLIGATIONS (g)—0.0%
	Germany—0.0%
300	Federal Republic of Germany, 2.00%, 6/17/05 (cost—$391,096)	Aaa/AAA	398,067

| 2.28.05 | PIMCO Floating Rate Strategy Fund Semi-Annual Report 9

PIMCO Floating Rate Strategy Fund Schedule of Investments
February 28, 2005 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value

U.S. GOVERNMENT / AGENCY SECURITIES (g)— 6.8%
	Fannie Mae—6.4%
$ 86,400	2.42%-2.68%, 3/23/05-6/13/05	Aaa/AAA	$86,038,450

	Freddie Mac —0.1%
1,100	2.20%-2.26%, 3/8/05-3/14/05	Aaa/AAA	1,099,180

	U.S. Treasury Bills—0.3%
3,585	2.06%-2.56%, 3/3/05-5/5/05	Aaa/AAA	3,579,372

	Total U.S. Government / Agency Securities (cost—$90,728,262)		90,717,002

REPURCHASE AGREEMENTS—0.3%
3,414	State Street Bank & Trust Co. dated 2/28/05, 2.15%, due 3/1/05,
	proceeds: $3,414,204; collateralized by Fannie Mae, 1.875%, 9/15/05,
	valued at $3,485,620 with accrued interest (cost—$3,414,000)	Aaa/AAA	3,414,000

	Total Short-Term Investments (cost—$254,282,521)		254,281,249

PUT OPTIONS PURCHASED (i)—0.0%
Contracts

405	CME Euro Future, Chicago Board of Trade,
	strike price $93.75, expires 9/19/05 (cost—$4,050)		2,531

	Total Investments, before options written
	(cost—$1,340,174,889)—100.1%		1,347,534,449

CALL OPTIONS WRITTEN (i)—0.0%
(24,900,000)	Swap Option 3 Month LIBOR,
	Strike rate 4.00%, expires 4/4/05		(1,519)
	U.S Treasury Notes 10 yr. Futures, Chicago Board of Trade,
(407)	Strike price $114, expires 5/20/05		(31,797)
(694)	Strike price $113, expires 5/20/05		(108,438)
(361)	Strike price $115, expires 5/20/05		(11,281)

	Total Call Options Written (premiums received—$461,719)		(153,035)

PUT OPTIONS WRITTEN (i)—(0.1)%
(24,900,000)	Swap Option 3 Month LIBOR,
	Strike rate 4.75%, expires 4/4/05		(84,635)
	U.S Treasury Notes 10 yr. Futures, Chicago Board of Trade,
(293)	Strike price $107, expires 5/20/05		(82,406)
(293)	Strike price $108, expires 5/20/05		(146,500)
(347)	Strike price $108, expires 5/20/05		(162,656)
(708)	Strike price $109, expires 5/20/05		(542,063)
(18)	Strike price $110, expires 5/20/05		(21,375)

	Total Put Options Written (premiums received—$625,240)		(1,039,635)

	Total Options Written (premiums received—$1,086,959)		(1,192,670)

	Total Investments, net of options written
	(cost—$1,339,087,930)—100.0%		$1,346,341,779

10 PIMCO Floating Rate Strategy Fund Semi-Annual Report | 2.28.05 |

PIMCO Floating Rate Strategy Fund Schedule of Investments
February 28, 2005 (unaudited)

(a)	Private Placement. Restricted as to resale and may not have a readily available market.

(b)	Illiquid security.

(c)
These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to disposition.

(d)	Unsettled security, coupon rate undetermined at February 28, 2005.

(e)
144A Security—Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional investors.

(f)	Floating Rate Security. Interest rate shown is the rate in effect at February 28, 2005.

(g)	All or partial principal amount segregated as initial margin on futures contracts.

(h)	Fair-valued security.

(i)	Non-income producing.

Glossary:
LIBOR — London Interbank Offered Rate
NR — Not Rated

See accompanying Notes to Financial Statements | 2.28.05 | PIMCO Floating Rate Strategy Fund Semi-Annual Report 11

PIMCO Floating Rate Strategy Fund Statement of Assets and Liabilities
February 28, 2005 (unaudited)

Assets:
Investments, at value (cost–$1,340,174,889)	$1,347,534,449

Cash (including foreign currency of $2,097 with a cost of $2,077)	7,144,805

Receivable for investments sold	14,051,574

Unrealized appreciation on swaps	7,426,279

Interest receivable	6,373,886

Premium for swaps purchased	1,643,225

Unrealized appreciation on unfunded loan commitments	333,639

Unrealized appreciation of forward foreign currency contracts	88,042

Prepaid expenses	67,907

Total Assets	1,384,663,806

Liabilities:
Payable for investments purchased	99,761,098

Dividends payable to common and preferred shareholders	4,145,865

Unrealized depreciation on swaps	2,738,185

Premium for swaps sold	1,676,953

Options written, at value (premium received $1,086,959)	1,192,670

Investment management fee payable	731,085

Common stock and preferred shares offering costs payable	440,802

Deferred facility fees	230,674

Payable for variation margin on futures contracts	221,250

Unrealized depreciation on forward foreign currency contracts	148,715

Accrued expenses	136,796

Total Liabilities	111,424,093

Preferred shares ($0.00001 par value; $25,000 net asset and liquidation value per share
applicable to an aggregate of 19,200 shares issued and outstanding)	480,000,000

Net Assets Applicable to Common Shareholders	$793,239,713

Composition of Net Assets Applicable to Common Shareholders:
Common Stock:
Par value ($0.00001 per share, applicable to 41,443,993 shares issued and outstanding)	$414

Paid-in-capital in excess of par	784,792,773

Dividends in excess of net investment income	(4,344,953)

Net realized gain on investments	706,087

Net unrealized appreciation of investments, futures contracts, options written, swaps,
unfunded loan commitments and foreign currency transactions	12,085,392

Net Assets Applicable to Common Shareholders	$793,239,713

Net Asset Value Per Common Share	$19.14

12 PIMCO Floating Rate Strategy Fund Semi-Annual Report | 2.28.05 | See accompanying Notes to Financial Statements

PIMCO Floating Rate Strategy Fund Statement of Operations
For the period October 29, 2004* through February 28, 2005 (unaudited)

Investment Income:
Interest	$12,300,072

Facility and other fee income	192,500

12,492,572

Expenses:
Investment management fees	2,562,496

Auction agent fees and commissions	203,230

Custodian and accounting agent fees	82,837

Audit and tax services	47,375

Reports and notices to shareholders	40,630

Trustees’ fees and expenses	12,915

Transfer agent fees	8,683

New York Stock Exchange listing fees	7,362

Legal fees	5,062

Investor relations	3,081

Miscellaneous	618

Total expenses	2,974,289

Less: custody credits earned on cash balances	(34,553)

Net expenses	2,939,736

Net Investment Income	9,552,836

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:

Investments	127,376

Futures contracts	(445,517)

Options written	544,053

Swaps	602,162

Foreign currency transactions	(121,987)

Net unrealized appreciation (depreciation) of:

Investments	7,359,560

Futures contracts	(291,652)

Options written	(105,711)

Swaps	4,688,094

Unfunded loan commitments	333,639

Foreign currency transactions	101,462

Net realized and unrealized gain on investments, futures contracts, options written, swaps,
unfunded loan commitments and foreign currency transactions	12,791,479

Net Increase in Net Assets Resulting from Investment Operations	22,344,315

Dividends on Preferred Shares from Net Investment Income	(2,248,677)

Net Increase in Net Assets Applicable to Common Shareholders
Resulting from Investment Operations	$20,095,638

* Commencement of operations

See accompanying Notes to Financial Statements | 2.28.05 | PIMCO Floating Rate Strategy Fund Semi-Annual Report 13

PIMCO Floating Rate Strategy Fund	Statement of Changes in Net Assets Applicable to Common Shareholders

For the Period
October 29, 2004*
through
February 28, 2005

Investment Operations:
Net investment income	$9,552,836

Net realized gain on investments, futures contracts, options written, swaps,
and foreign currency transactions	706,087

Net unrealized appreciation of investments, futures contracts, options written, swaps,
unfunded loan commitments and foreign currency transactions	12,085,392

Net increase in net assets resulting from investment operations	22,344,315

Dividends on Preferred Shares from Net Investment Income	(2,248,677)

Net increase in net assets applicable to common shareholders
resulting from investment operations	20,095,638

Dividends to Common Shareholders from Net Investment Income	(11,649,112)

Capital Share Transactions:
Net proceeds from the sale of common stock	788,830,000

Preferred shares underwriting discount charged to paid-in capital in excess of par	(4,800,000)

Common stock and preferred shares offering costs charged to paid-in capital in excess of par	(1,985,000)

Reinvestment of dividends	2,648,179

Net increase in capital share transactions	784,693,179

Total increase in net assets applicable to common shareholders	793,139,705

Net Assets Applicable to Common Shareholders:
Beginning of period	100,008

End of period (including dividends in excess of net investment income of $4,344,953)	$793,239,713

Common Shares Issued and Reinvested:
Issued	41,300,000

Issued in reinvestment of dividends	138,757

Net Increase	41,438,757

* Commencement of operations

14 PIMCO Floating Rate Strategy Fund Semi-Annual Report | 2.28.05 | See accompanying Notes to Financial Statements

PIMCO Floating Rate Strategy Fund Statement of Cash Flows
For the period October 29, 2004* through February 28, 2005 (unaudited)

Cash Flows used for Operating Activities:
Purchases of long-term investments	$(1,088,781,605)

Proceeds from sales of long-term investments	91,580,598

Interest, dividends and facility fee income received	5,296,603

Swap premium paid	33,728

Net realized gain on swaps	602,162

Realized gains and premiums received on options written	1,631,012

Operating expenses paid	(2,139,762)

Variation margin paid	(515,919)

Net realized gain/loss on foreign currency transactions	202,263

Net purchases of short-term investments	(256,246,340)

Net cash used for operating activities	(1,248,337,260)

Cash Flows From Financing Activities:
Proceeds from common shares sold	788,830,000

Issuance of preferred shares	480,000,000

Common and preferred shares offering costs and underwriting discount paid	(6,344,198)

Cash dividends paid (excluding reinvestment of $2,648,179)	(7,103,745)

Net cash from financing activities	1,255,382,057

Net increase in cash	7,044,797

Cash at beginning of period	100,008

Cash at end of period	7,144,805

Reconciliation of Net Increase in Net Assets From Investment Operations
to Net Cash Used for Operating Activities:
Net increase in net assets resulting from investment operations	22,344,315

Increase in receivable for investments sold	(14,051,574)

Increase in interest receivable	(6,373,886)

Increase in premium for swaps purchased	(1,643,225)

Increase in premium for swaps sold	1,676,953

Increase in premium of options written	1,086,959

Increase in prepaid expenses	(67,907)

Increase in payable to Investment Manager	731,085

Increase in net unrealized appreciation on swaps	(4,688,094)

Increase in unrealized depreciation on forward foreign currency contracts	148,715

Increase in unrealized appreciation on forward foreign currency contracts	(88,042)

Increase in unrealized appreciation on unfunded loan commitments	(333,639)

Increase in variation margin on futures contracts	221,250

Increase in unrealized depreciation on options written	105,711

Increase in accrued expenses	136,796

Increase in deferred facility fees	230,674

Increase in payable for investments purchased	99,761,098

Net increase in investments	(1,347,534,449)

Net cash used for operating activities	$(1,248,337,260)

* Commencement of operations

See accompanying Notes to Financial Statements | 2.28.05 | PIMCO Floating Rate Strategy Fund Semi-Annual Report 15

PIMCO Floating Rate Strategy Fund Notes to Financial Statements
February 28, 2005 (unaudited)

1. Organization and Significant Accounting Policies
PIMCO Floating Rate Strategy Fund (the “Fund”) was organized as a Massachusetts business trust on June 30, 2004. Prior to commencing operations on October 29, 2004, the Fund had no operations other than matters relating to its organization and registration as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, and the sale and issuance of 5,236 shares of beneficial interest at an aggregate purchase price of $100,008 to Allianz Global Investors of America L.P (“Allianz Global”). Allianz Global Investors Fund Management LLC (the “Investment Manager”), formerly PA Fund Management LLC, serves as the Fund’s investment manager and is an indirect, wholly-owned subsidiary of Allianz Global and an indirect, majority-owned subsidiary of Allianz AG, a publicly traded insurance and financial services company. The Fund invests substantially all of its assets in a diversified portfolio of floating rate debt instruments, a substantial portion of which will be senior floating rate loans. There is an unlimited number of $0.00001 per share par value common stock authorized.

The Fund issued 37,000,000 shares of common stock in its initial public offering. An additional 4,300,000 shares were issued in connection with the underwriter’s over-allotment option. These shares were all issued at $20.00 per share before an underwriting discount of $0.90 per share. Common offering costs of $1,400,000 (representing $0.034 per share) were offset against the proceeds of the offering and over-allotment option and have been charged to paid-in capital in excess of par. The Investment Manager has agreed to pay all common share offering costs (other than the sales load) and organizational expenses of approximately $25,000 exceeding $0.04 per common share. In addition, the underwriters’ commission and offering costs associated with the issuance of Preferred Shares in the amounts of $4,800,000 and $585,000, respectively, have been charged to paid-in capital in excess of par.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. In the normal course of business, the Fund enteres into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been asserted. However, the Fund expects the risk of any loss to be remote.

The following is a summary of significant accounting policies followed by the Fund:

(a) Valuation of Investments
Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a significant development/event occurs that may impact the value of the security or financial instrument, may be fair-valued in good faith pursuant to procedures established by the Board of Trustees. The Fund’s investments in senior floating rate loans (“Senior Loans”) are valued in accordance with guidelines established by the Board of Trustees. Under those guidelines, Senior Loans for which a secondary market exists will be valued by an independent pricing service. Other Senior Loans are valued at fair value by Pacific Investment Management Company LLC (the Sub-Adviser), an affiliate of the Investment Manager, pursuant to procedures approved by the Board of Trustees. Such procedures include consideration and evaluation of: (1) the creditworthiness of the borrower and any intermediate participants; (2) the term of the Senior Loan; (3) recent prices in the market for similar loans, if any; (4) recent prices in the market for loans of similar quality, coupon rate, and period until next interest rate reset and maturity, and (5) general economic and market conditions affecting the fair value of the Senior Loan. Other portfolio securities and financial instruments are valued by an independent pricing service, dealer quotations, or are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. The independent pricing service uses information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and the difference could be material to the financial statements. The Fund’s net asset value is determined weekly on the last business day of the week at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange.

(b) Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Interest income is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest

16 PIMCO Floating Rate Strategy Fund Semi-Annual Report | 2.28.05 |

PIMCO Floating Rate Strategy Fund Notes to Financial Statements
February 28, 2005 (unaudited)

1. Organization and Significant Accounting Policies (continued)

method. Facility fees and other fees (such as origination fees) received by the Fund are amortized as income over the expected term of the loan. Commitment fees received by the Fund relating to unfunded purchase commitments are deferred and amortized to facility fee income over the period of the commitment.

(c) Federal Income Taxes
The Fund intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year the Fund intends not to be subject to U.S. federal excise tax.

(d) Dividends and Distributions — Common Stock
The Fund declares dividends from net investment income monthly to common shareholders. Distributions of net realized capital gains, if any, are paid at least annually. The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These “book-tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in capital in excess of par.

Net investment income differs for financial statement and tax purposes primarily due to $2,842,614 earned from swaps.

(e) Foreign Currency Translation
Accounting records are maintained in U.S. dollars as follows: (1) the foreign currency market value of investments and other assets and liabilities denominated in foreign currency are translated at the prevailing exchange rate at the end of the period; and (2) purchases and sales, income and expenses are translated at the prevailing exchange rate on the respective dates of such transactions. The resulting net foreign currency gain or loss is included in the Statement of Operations.

The Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and unrealized gain (loss) on investments. However, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amount is categorized as foreign currency gain or loss for both financial reporting and income tax reporting purposes.

(f) Senior Loans
The Fund purchases assignments of Senior Loans originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the “Agent”) for a lending syndicate of financial institutions (“Lenders”). When purchasing an assignment, the Fund succeeds all the rights and obligations under the loan agreement with the same rights and obligations as the assigning Lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than, those held by the assigning Lender.

(g) Interest Rate/Credit Default Swaps
The Fund enters into interest rate and credit default swap contracts (“swaps”) for investment purposes, to manage its interest rate and credit risk or to add leverage.

As a seller in a credit default swap contract, the Fund would be required to pay the par or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. Such periodic payments are accrued daily and recorded as realized gain (loss).

The Fund may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held, in which case the Fund would function as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund would receive the par or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by a third party, such as a U.S. or foreign corporate issuer on the referenced debt obligation. In return, the Fund would make periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and recorded as realized gain (loss).

| 2.28.05 | PIMCO Floating Rate Strategy Fund Semi-Annual Report 17

PIMCO Floating Rate Strategy Fund Notes to Financial Statements
February 28, 2005 (unaudited)

1. Organization and Significant Accounting Policies (continued)

Interest rate swap agreements involve the exchange by the Fund with a counterparty of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Net periodic payments received by the Fund are included as part of net realized gain (loss) on the Statement of Operations.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Fund’s Statement of Operations. For a credit default swap sold by the Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Entering into swaps involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in net interest rates.

(h) Futures Contracts
A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker an amount of cash or securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contracts, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized appreciation or depreciation. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contracts at the time they were opened and the value at the time they were closed. Any unrealized appreciation or depreciation recorded is simultaneously reversed. The use of futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying hedged assets and the possible inability of counterparties to meet the terms of their contracts.

(i) Option Transactions
The Fund may purchase and write (sell) put and call options for hedging and/or risk management purposes. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from the securities sold through the exercise of put options is decreased by the premiums paid.

When an option is written, the premium received is recorded as a liability and is subsequently marked to market to reflect the current market value of the option written. These liabilities are reflected as options written in the Statement of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transactions, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an written option could result in the Fund purchasing a security at a price different from the current market price.

(j) Forward Foreign Currency Contracts
The Fund may enter into forward foreign currency contracts for the purpose of hedging against foreign currency risk arising from the investment or anticipated investment in securities denominated in foreign currencies. The Fund may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The market value of a forward foreign currency contract fluctuates with changes in forward currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

18 PIMCO Floating Rate Strategy Fund Semi-Annual Report | 2.28.05 |

PIMCO Floating Rate Strategy Fund Notes to Financial Statements
February 28, 2005 (unaudited)

1. Organization and Significant Accounting Policies (continued)

(k) Repurchase Agreements
The Fund enters into transactions with its custodian bank or securities brokerage firms whereby it purchases securities under agreements to resell at an agreed upon price and date (“repurchase agreements”). Such agreements are carried at the contract amount in the financial statements. Collateral pledged (the securities received), which consists primarily of U.S. government obligations and asset-backed securities, are held by the custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the Fund require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

(l) Custody Credits on Cash Balances
The Fund benefits from an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian and accounting agent fees. Had these cash balances been invested in income producing securities, they would have generated income for the Fund.

2. Investment Manager and Sub-Adviser
The Fund has entered into an Investment Management Agreement (the “Agreement”) with the Investment Manager. Subject to the supervision of the Fund’s Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, the Fund’s investment activities, business affairs and other administrative matters. Pursuant to the Agreement, the Investment Manager receives an annual fee, payable monthly, at an annual rate of 0.75% of the Fund’s average weekly total managed assets. Total managed assets refer to the total assets of the Fund (including assets attributable to any Preferred Shares or other forms of leverage that may be outstanding minus accrued liabilities (other than liabilities representing leverage).

The Investment Manager has retained the Sub-Adviser to manage the Fund’s investments. Subject to the supervision of the Investment Manager, the Sub-Adviser makes all of the Fund’s investment decisions. The Investment Manager and not the Fund pays a portion of the fees it receives to the Sub-Adviser in return for its services, at the maximum annual rate of 0.39% of the Fund’s average weekly total managed assets for the period from commencement of operations through October 31, 2008. Commencing November 1, 2009, the Investment Manager will pay the Sub-Adviser a monthly fee at the annual rate of 0.55% of the Fund’s average weekly total managed assets. The Investment Manager informed the Fund that it paid the Sub-Adviser $1,332,498 in connection with its sub-advisory services for the period October 29, 2004 (commencement of operations) through February 28, 2005.

3. Investment in Securities
For the period October 29, 2004 (commencement of operations) through February 28, 2005, purchases and sales of investments, other than short-term securities, were $1,188,536,603 and $73,535,691, respectively.

(a) Credit default swap contracts outstanding at February 28, 2005:

	Notional
	Amount Payable		Payments	Unrealized
Swap Counterparty/	on Default	Termination	received	Appreciation
Referenced Debt Obligation	(000)	Date	by Fund	(Depreciation)

Bank of America
Bombardier	$3,000	12/20/05	2.00%	$(1,012)
CMS Energy	5,000	12/20/09	2.15%	144,509
Nextel	5,000	12/20/09	0.95%	111,654
Royal Carribbean	5,000	12/20/09	1.12%	104,729
Williams Co., Inc.	5,000	12/20/09	1.65%	163,184
Bear Stearns
Allied Waste North America, Inc.	1,500	12/20/07	1.85%	16,964
Arvin Mentor	1,500	12/20/07	1.14%	916
Dow Jones CDX	12,000	12/20/09	3.75%	156,386
Dow Jones CDX	12,000	12/20/09	3.75%	(28,614)
Dura Operating	4,500	12/20/09	4.15%	(52,241)
Dynegy	1,500	12/20/09	2.35%	(24,699)
MGM Mirage, Inc.	5,000	12/20/09	1.54%	96,306
Stone Container Corp.	1,500	12/20/09	1.76%	(3,402)
Stone Container Corp.	5,000	12/20/09	1.87%	9,748

| 2.28.05 | PIMCO Floating Rate Strategy Fund Semi-Annual Report 19

PIMCO Floating Rate Strategy Fund Notes to Financial Statements
February 28, 2005 (unaudited)

3. Investment in Securities (continued)
	Notional
	Amount Payable		Payments	Unrealized
Swap Counterparty/	on Default	Termination	received	Appreciation
Referenced Debt Obligation	(000)	Date	by Fund	(Depreciation)

CitiGroup
Dow Jones CDX	$2,500	12/20/09	3.75%	$12,528
Host Marriott	5,000	12/20/09	1.70%	78,113
Reliant Resources	5,000	12/20/09	3.20%	211,310
Credit Suisse
Dow Jones CDX	12,000	12/20/09	3.75%	195,135
Equistar	5,000	12/20/09	2.25%	174,924
Goodyear	2,000	3/20/15	3.85%	(77,459)
Intelsat Bermuda	7,000	3/20/10	3.21%	174,019
SAMI	5,800	9/20/08	2.45%	53,920
SAMI	10,000	12/20/09	2.15%	100,441
Vintage Petroleum, Inc.	5,000	12/20/09	1.95%	19,209
Goldman Sachs
Georgia Pacific	5,000	12/20/09	1.15%	99,035
JP Morgan Chase
Ceasars	5,000	12/20/09	0.78%	61,169
Dow Jones CDX	12,000	12/20/09	3.75%	270,136
Goodyear	4,000	3/20/10	3.40%	101,054
Goodyear	2,000	3/20/07	1.55%	(11,699)
NRG Energy	5,000	12/20/09	2.20%	21,671
Lehman Securities, Inc.
Boyd	5,000	12/20/09	1.65%	130,002
General Motors, Inc.	8,000	12/20/05	0.92%	12,636
Hayes Lemmerz	5,000	12/20/09	2.50%	5,557
HCA	5,000	12/20/09	1.55%	108,854
Stone Container Corp.	3,000	12/20/09	1.85%	5,076
Panamsat	3,000	12/20/09	3.00%	161,317
Six Flags	4,000	3/20/10	2.70%	85,442
Starwood	5,000	12/20/09	1.15%	79,426
Stations Casinos	5,000	12/20/09	1.45%	(21,338)
TRW	5,000	12/20/09	2.05%	132,096
Merrill Lynch
AES	3,000	12/20/09	2.60%	74,193
Arvinmeritor	4,500	12/20/09	2.25%	129,933
Bombardier	5,000	3/20/06	3.25%	23,472
Chesapeake Energy	5,000	12/20/09	1.30%	51,852
CMS Energy	1,500	12/20/09	1.85%	24,379
Delhaize America	5,000	12/20/09	1.07%	108,847
Electronic Data Systems	5,000	12/20/09	1.45%	161,714
TECO Energy, Inc.
Toys “R” Us	5,000	12/20/09	3.20%	166,020
Toys “R” Us	7,000	12/20/09	2.91%	154,978
Toys “R” Us	3,500	12/20/06	1.45%	(32,348)
Toys “R” Us	3,500	12/20/14	3.34%	(56,299)
Vintage Petroleum	3,000	12/20/09	1.50%	35,889
Morgan Stanley
Dow Jones CDX	32,000	12/20/09	2.60%	884,441
Wachovia
Ford	5,000	12/20/09	2.14%	3,157
General Motors	5,000	12/20/09	2.26%	(80,580)

				$4,526,650

20 PIMCO Floating Rate Strategy Fund Semi-Annual Report | 02.28.05 |

PIMCO Floating Rate Strategy Fund Notes to Financial Statements
February 28, 2005 (unaudited)

3. Investment in Securities (continued)

(b) Interest Rate swap agreements outstanding at February 28, 2005:

			Rate Type

	Notional		Payments	Payments	Unrealized
	Amount	Termination	made by	received by	Appreciation
Swap Counterparty	(000)	Date	the Fund	the Fund	(Depreciation)

Bank of America	$4,500	6/15/15	5.00%	3 month LIBOR	$43,019
Bank of America	255,000	1/07/25	3 month LIBOR	5.13%	2,207,559
Bank of America	3,200	6/15/15	5.00%	3 month LIBOR	29,554
Bank of America	255,000	6/15/25	5.25%	3 month LIBOR	(2,348,494)
Goldman Sachs	2,000	6/15/15	5.00%	3 month LIBOR	23,011
Goldman Sachs	2,200	6/15/15	5.00%	3 month LIBOR	16,883
JP Morgan Chase	1,600	12/20/09	5.00%	3 month LIBOR	11,913
Lehman Securities	5,200	6/15/15	5.00%	3 month LIBOR	64,541
Morgan Stanley	7,000	6/15/15	5.00%	3 month LIBOR	82,592
Morgan Stanley	3,200	6/15/15	5.00%	3 month LIBOR	30,866

					$161,444

LIBOR—London Interbank Offered Rate

(c) Futures contracts at February 28, 2005:

	Notional Amount	Expiration	Unrealized
Type	(000)	Date	Depreciation

Long: U.S. Treasury Notes 10 Year	$102	3/21/05	$113,883
U.S. Treasury Notes 10 Year	297	6/21/05	177,769

			$291,652

(d) Options written for the period October 29, 2004 (commencement of operations) through February 28, 2005:

	Contracts
	(000)	Premiums

Options outstanding, October 29, 2004	—	$—
Options written	154,405	1,658,241
Options expired	(104,601)	(371,887)
Options terminated in closing purchased transactions	(1)	(199,395)

Options outstanding, February 28, 2005	49,803	$1,086,959

(e) Forward foreign currency contracts outstanding at February 28, 2005:

					Unrealized
			U.S. $ Value on	U.S. $ Value on	Appreciation
			Origination Date	February 28, 2005	(Depreciation)

Purchased:	GBP settling 2/18/05	State Street Corp.	$5,332,928	$5,420,970	$88,042
Sold:	E$ settling 3/17/05	JP Morgan Chase	409,000	409,984	(984)
	GBP settling 2/14/05	Bank of America	5,315,557	5,420,970	(105,413)
	GBP settling 2/24/05	Barclay Bank	5,378,652	5,420,970	(42,318)

					$(60,673)

E$—Euro Dollar
GBP—Great Britain Pound

| 02.28.05 | PIMCO Floating Rate Strategy Fund Semi-Annual Report 21

PIMCO Floating Rate Strategy Fund Notes to Financial Statements
February 28, 2005 (unaudited)

3. Investment in Securities (continued)

(f) At February 28, 2005, the Fund held the following unfunded loan commitments which could be extended at the option of the borrower:

Borrower	Unfunded Commitments

Advanced Medical Products, Term B	$1,765,313
Celanese AG	3,188,669
Host Marriott, Term A	3,225,000
Host Marriott, Term B	1,612,500
Venetian Casino, Term D	2,607,692
Warner Chilcott plc	1,440,883
Wynn Resorts Ltd., Term B	5,086,719

$18,926,776

4. Income Tax Information
The cost basis of portfolio securities for federal income tax purposes is $1,340,174,889. Aggregated gross unrealized appreciation for securities in which there is an excess value over tax cost is $8,687,253, aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $1,327,693, unrealized appreciation for federal income tax purposes is $7,359,560.

5. Auction Preferred Shares
The Fund has issued 3,840 shares of Preferred Shares Series M, 3,840 shares of Preferred Shares Series T, 3,840 shares of Preferred Shares Series W, 3,840 shares of Preferred Shares Series Th and 3,840 shares of Preferred Shares Series F, each with a net asset and liquidation value of $25,000 per share plus accrued dividends.

Dividends and distributions of net realized capital gains if any, are accumulated daily at an annual rate set through auction procedures.

For the period October 29, 2004 (commencement of operations) through February 28, 2005, the annualized dividend rate ranged from:

	High	Low	At February 28, 2005

Series M	2.57%	2.22%	2.52%
Series T	2.57%	2.24%	2.55%
Series W	2.55%	2.19%	2.55%
Series TH	2.58%	2.19%	2.58%
Series F	2.62%	2.22%	2.62%

The Fund is subject to certain limitations and restrictions while Preferred Shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Fund from declaring any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of Preferred Shares at their liquidation value.

Preferred Shares, which are entitled to one vote per share, generally vote with the common stock but vote separately as a class to elect two Trustees and on any matters affecting the rights of the Preferred Shares.

6. Subsequent Common Dividend Declarations
On March 4, 2005, a dividend of $0.101157 per share was declared to common shareholders payable April 1, 2005 to shareholders of record on March 18, 2005.

On April 1, 2005, a dividend of $0.101157 per share was declared to common shareholders payable May 6, 2005 to shareholders of record on April 15, 2005.

7. Legal Proceedings
On September 13, 2004, the Securities and Exchange Commission (the “Commission”) announced that the Investment Manager and certain of its affiliates had agreed to a settlement of charges that they and certain of their officers had, among other things, violated various antifraud provisions of the federal securities laws in connection with an alleged market-timing arrangement involving trading of shares of various open-end investment companies (”open-end” funds) advised or distributed by the Investment Manager and certain of its affiliates. In their settlement with the Commission, the Investment Manager and their affiliates consented to the entry of an order by the Commission and, without admitting or denying the findings contained in the order, agreed to implement certain compliance and governance changes and consented to cease-

22 PIMCO Floating Rate Strategy Fund Semi-Annual Report | 02.28.05 |

PIMCO Floating Rate Strategy Fund Notes to Financial Statements
February 28, 2005 (unaudited)

7. Legal Proceedings (continued)

and-desist orders and censures. In addition, the Investment Manager and its affiliates agreed to pay civil money penalties in the aggregate amount $40 million and to pay disgorgement in the amount of $10 million, for an aggregate payment of $50 million. In connection with the settlement, the Investment Manager and its affiliates have been dismissed from the related complaint the Commission filed on May 6, 2004 in the U.S. District Court in the Southern District of New York. Neither the complaint nor the order alleges any inappropriate activity took place with respect to the Fund.

In a related action on June 1, 2004, the Attorney General of the State of New Jersey announced that it had entered into a settlement agreement with Allianz Global and certain other affiliates of the Investment Manager, in connection with a complaint filed by the New Jersey Attorney General (“NJAG”) on February 17, 2004. The NJAG dismissed claims against the Sub-Adviser, which had been part of the same complaint. In the settlement, Allianz Global and other named affiliates neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the settlement contained allegations arising out of the same matters that were subject of the Commission order regarding market timing described above.

On September 15, 2004, the Commission announced that the Investment Manager and certain of its affiliates agreed to settle an enforcement action in connection with charges that they violated various antifraud and other provisions of federal securities laws as a result of, among other things, their failure to disclose to the board of trustees and shareholders of various open-end funds advised or distributed by the Investment Manager and its affiliates material facts and conflicts of interest that arose from their use of brokerage commissions on portfolio transactions to pay for so-called “shelf space” arrangements with certain broker-dealers. In the settlement, the Investment Manager and its affiliates consented to the entry of an order by the Commission without admitting or denying the findings contained in the order. In connection with the settlement, the Investment Manager and its affiliates agreed to undertake certain compliance and disclosure reforms and consented to cease-and-desist orders and censures. In addition, the Manager and these affiliates agreed to jointly pay a civil money penalty of $5 million and to pay disgorgement of $6.6 million based upon the amount of brokerage commissions alleged to have been paid by such open-end funds in connection with these arrangements (and related interest). In a related action, the California Attorney General announced on September 15, 2004 that it had entered an agreement with an affiliate of the Investment Manager in resolution of an investigation into matters that are similar to those discussed in the Commission’s order. The settlement agreement resolves matters described in the complaint filed by the California Attorney General in the Superior Court of the State of California alleging, among other things, that this affiliate violated certain antifraud provisions of California law by failing to disclose matters related to the shelf-space arrangements described above. In the settlement agreement, the affiliate did not admit to any liability but agreed to pay $5 million in civil penalties and $4 million in recognition of the California Attorney General’s fees and costs associated with the investigation and related matters. Neither the Commission’s order nor the California Attorney General’s complaint alleges any inappropriate activity took place with respect to the Fund.

Since February 2004, the Investment Manager, the Sub-Adviser and certain of their affiliates have been named as defendants in 14 lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; the remaining four lawsuits concern “revenue sharing” with brokers offering “shelf space” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of affiliated funds during specified periods or as derivative actions on behalf of the funds. The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. The Investment Manager and the Sub-Adviser believe that other similar lawsuits may be filed in U.S. federal or state courts naming as defendants the Investment Manager, the Sub-Adviser, Allianz Global, the Fund, other open- and closed-end funds advised or distributed by the Investment Manager, the SubAdviser and/or their affiliates, the boards of trustees of those funds, and/or other affiliates and their employees.

Under Section 9(a) of the Investment Company Act of 1940, if any of the various regulatory proceedings or lawsuits were to result in a court injunction against the Investment Manager, the Sub-Adviser, Allianz Global and/or their affiliates, they and their affiliates would, in the absence of exemptive relief granted by the Commission, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Fund.

In connection with an inquiry from the Commission concerning the status of the New Jersey settlement described above under Section 9(a), the Investment Manager, the Sub-Adviser, and certain of their affiliates (together, the “Applicants”)

| 02.28.05 | PIMCO Floating Rate Strategy Fund Semi-Annual Report 23

PIMCO Floating Rate Strategy Fund Notes to Financial Statements
February 28, 2005 (unaudited)

7. Legal Proceedings (continued)

have sought exemptive relief from the Commission under Section 9(c) of the Investment Company Act of 1940. The Commission has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the Commission takes final action on their application for a permanent order. There is no assurance that the Commission will issue a permanent order.

It is possible that these matters and/or other developments resulting from these matters could lead to a decrease in the market price of the Fund’s shares or other adverse consequences to the Fund and its shareholders. However, the Investment Manager and the Sub-Adviser believe that these matters are not likely to have a material adverse effect on the Fund or on the Investment Manager’s or the Sub-Adviser’s ability to perform its respective investment advisory services relating to the Fund.

8. Corporate Changes
On December 14, 2004, Thomas J. Fuccillo was appointed as the Fund’s Secretary. On February 16, 2005, David C. Flattum was appointed to the Board of Trustees.

24 PIMCO Floating Rate Strategy Fund Semi-Annual Report | 02.28.05 |

PIMCO Floating Rate Strategy Fund Financial Highlights
(unaudited)

For the Period
October 29, 2004*
through
February 28, 2005

Net asset value, beginning of period	$19.10

Investment Operations:
Net investment income	0.23

Net realized and unrealized gain on investments, swaps and
foreign currency transactions	0.30

Total from investment operations	0.53

Dividends on Preferred Shares from Net Investment Income	(0.05)

Net increase in net assets applicable to common shares resulting from
investment operations	0.48

Dividends to Common Shareholders from Net Investment Income	(0.28)

Capital Share Transactions:
Common stock offering costs charged to paid-in capital in excess of par	(0.03)

Preferred shares offering costs/underwriting discount charged to paid-in
capital in excess of par	(0.13)

Total capital share transactions	(0.16)

Net asset value, end of period	$19.14

Market price, end of period	$19.54

Total Investment Return (1)	(0.85)%

RATIO/SUPPLEMENTAL DATA:
Net assets applicable to common shareholders, end of period (000)	$793,240

Ratio of expenses to average net assets (2)(3)(4)	1.16%

Ratio of net investment income to average net assets (2)(4)	3.71%

Preferred shares asset coverage per share	$66,301

Portfolio turnover	11%

*	Commencement of operations.

**	Initial public offering price of $20.00 per share less underwriting discount of $0.90 per share.

(1)
Total investment return is calculated assuming a purchase of common stock at the current market price on the first day and a sale at the current market price on the last day of the period reported. Dividends are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.

(2)	Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.

(3)	Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank. (See note 1(m) in Notes to Financial Statements).

(4)	Annualized.

See accompanying Notes to Financial Statements | 02.28.05 | PIMCO Floating Rate Strategy Fund Semi-Annual Report 25

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Trustees and Principal Officers
Robert E. Connor
     Chairman of the Board of Trustees
John J. Dalessandro II
     Trustee
David C. Flattum
     Trustee
Hans W. Kertess
     Trustee
Brian S. Shlissel
     President & Chief Executive Officer
Raymond G. Kennedy
     Vice President
Newton B. Schott, Jr.
     Vice President
Lawrence G. Altadonna
     Treasurer, Principal Financial & Accounting Officer
Thomas J. Fuccillo
     Secretary
Youse Guia
     Chief Compliance Officer
Jennifer A. Patula
     Assistant Secretary

Investment Manager
Allianz Global Investors Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105

Sub-Adviser
Pacific Investment Management Company LLC
840 Newport Center Drive
Newport Beach, CA 92660

Transfer Agent, Dividend Paying Agent and Registrar
PFPC Inc.
P.O. Box 43027
Providence, RI 02940-3027

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Legal Counsel
Ropes & Gray LLP
One International Place
Boston, MA 02210-2624

This report, including the financial information herein, is transmitted to the shareholders of PIMCO Floating Rate Strategy Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase shares of its common stock in the open market.

The financial information included herein is taken from the records of the Fund without examination by an independent registered public accounting firm, who did not express an opinion hereon.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarter of its fiscal year on Form N-Q Form N-Q is available (i) on the Fund’s website at www.allianzinvestors.com (ii) on the Commission’s website at www.sec.gov, and (iii) at the Commission’s Public Reference Room which is located at the Commission’s headquarters’ office, 450 5th Street N.W., Room 1200, Washington D.C. 20459, (202) 942-8090.

A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling the Fund’s transfer agent at (800) 331-1710 and (ii) on the Fund’s website at www.allianzinvestors.com.

Information on the Fund is available at www.allianzinvestors.com or by calling the Fund’s transfer agent at 1-800-331-1710.

ITEM 2. CODE OF ETHICS

               Not required in this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

               Not required in this filing

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

               Not required in this filing

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT

               Not required in this filing

ITEM 6. SCHEDULE OF INVESTMENTS Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES

               Not required in this filing

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

               Not effective at the time of this filing

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED COMPANIES.

Total Number
			of Shares Purchased	Maximum Number of
	Total Number	Average	as Part of Publicly	Shares that May yet Be
	of Shares	Price Paid	Announced Plans or	Purchased Under the Plans
Period	Purchased	Per Share	Programs	or Programs

November 2004	N/A	N/A	N/A	N/A
December 2004	N/A	N/A	N/A	N/A
January 2005	N/A	19.08	1,329,337	N/A
February 2005	N/A	19.09	1,318,842	N/A

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

In January 2004, the Registrant's Board of Trustees adopted a Nominating Committee Charter governing the affairs of the Nominating Committee of the Board, which is posted on the Allianz Investors website at www.allianzinvestors.com. Appendix B to the Nominating Committee Charter includes “Procedures for Shareholders to Submit Nominee Candidates,” which sets forth the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees. Among other requirements, the procedures provide that the recommending shareholder must submit any recommendation in writing to the Registrant to the attention of the Registrant's Secretary, at the address of the principal executive offices of the Registrant and that such submission must be received at such offices not less than 45 days nor more than 75 days prior to the date of the Board or shareholder meeting at which the nominee would be elected. Any recommendation must include certain biographical and other information regarding the candidate and the recommending shareholder, and must include a written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected. The foregoing description of the requirements is only a summary and is qualified in its entirety by reference to Appendix B of the Nominating Committee Charter.

ITEM 11. CONTROLS AND PROCEDURES

(a) The registrant's President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12. EXHIBITS

(a)(1)	Exhibit 99.CERT - Certification pursuant to Section 302 of the
Sarbanes-Oxley Act of 2002

(b)	Exhibit 99.906CERT - Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Floating Rate Strategy Fund

By /s/ Brian S. Shlissel
Brian S. Shlissel, President & Chief Executive Officer

Date: May 10, 2005

By /s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: May 10, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel
Brian S. Shlissel, President & Chief Executive Officer

Date: May 10, 2005

By /s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: May 10, 2005